Litman Gregory Masters International Fund
Litman Gregory Masters International Fund

LITMAN GREGORY FUNDS TRUST

Supplement dated October 1, 2014 to

Prospectus and Summary Prospectus(es) of the
Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund and Litman Gregory Masters Alternative Strategies Fund

The following changes to each Fund’s Summary Prospectus and Prospectus are effective immediately:

Each of the Litman Gregory Masters Fund’s Investor Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Investor Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus.